Offerings - Offering: 1	May 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	6,955,006
Proposed Maximum Offering Price per Unit	16.04
Maximum Aggregate Offering Price	$ 111,558,296.24
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,079.58
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrants ordinary shares, $0.0001 par value per share (the "Ordinary Shares"), that become issuable under the Ichor Holdings, Ltd. 2025 Omnibus Incentive Plan (the "2025 Plan") or the Ichor Holdings, Ltd. 2016 Omnibus Incentive Plan (the "2016 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrants outstanding Ordinary Shares. (2) This Registration Statement covers (i) 1,200,000 newly authorized shares of the Registrants Ordinary Shares, which are issuable pursuant to the 2025 Plan, which includes Ordinary Shares that may again become available for delivery with respect to awards under the 2025 Plan pursuant to the share counting, share recycling and other terms and conditions of the 2025 Plan, (ii) 2,356,165 shares of the Registrants Ordinary Shares that had been available under, and that have been rolled over from, the 2016 Plan to the 2025 Plan, which includes Ordinary Shares that may again become available for delivery with respect to awards under the 2025 Plan pursuant to the share counting, share recycling and other terms and conditions of the 2025 Plan, and (iii) 3,398,841 shares of the Registrants Ordinary Shares, which are issuable pursuant to the 2016 Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $16.04, the average of the high and low prices per share of the Registrants Ordinary Shares as reported on The NASDAQ Stock Market LLC on May 7, 2025 which date is within five business days prior to the filing of this Registration Statement.